Note 15 - Stock Options and Contributed Surplus - Components of Contributed Surplus (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Equity	$ 21,095,240	$ 23,072,781
Equity	19,038,856	21,095,240	$ 23,072,781
Share premium [member]
Statement Line Items [Line Items]
Equity	36,042,754	32,102,967	29,062,874
Stock-based compensation	2,812,533	4,022,117	3,174,924
Fair value of stock options exercised	(55,950)	(82,330)	(134,831)
Equity	$ 38,799,337	$ 36,042,754	$ 32,102,967